Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Summary of Share.Based Compensation
Share-based compensation recognized for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenues	—	14,789	11,484	1,802
Selling and marketing expenses	—	2,370	3,431	538
General and administrative expenses	—	16,128	12,496	1,961
Research and development expenses	—	17,454	9,948	1,561

Total	—	50,741	37,359	5,862

Summary of Stock Option Awards Outstanding
The following table presents a summary of the Company’s stock options activities for the years ended December 31, 2019, 2020 and 2021.

	Employees	Consultants	Total	Weighted average exercise price	Remaining contractual life	Aggregated intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2019	12,665	500	13,165	0.0001	3.75	20,514
Forfeited	(844)	—	(844)	0.0001	—	—

Outstanding at December 31, 2019	11,821	500	12,321	0.0001	2.75	43,011

Exercisable as of December 31, 2019	—	—	—	—	—	—

Outstanding at January 1, 2020	11,821	500	12,321	0.0001	2.75	43,011
Granted	32,932	363	33,295	0.0001	—	—
Exercised	(3,235)	—	(3,235)	0.0001	—	—
Forfeited	(3,714)	—	(3,714)	0.0001	—	—

Outstanding at December 31, 2020	37,804	863	38,667	0.0001	3.09	48,921

Exercisable as of December 31, 2020	5,002	250	5,252	0.0001	—	6,644

Outstanding at January 1, 2021	37,804	863	38,667	0.0001	3.09	48,921
Granted	32,389	—	32,389	0.0001	—	—
Exercised	(4,925)	—	(4,925)	0.0001	—	—
Forfeited	(15,571)	—	(15,571)	0.0001	—	—

Outstanding at December 31, 2021	49,697	863	50,560	0.0001	2.56	29,786

Exercisable as of December 31, 2021	8,216	341	8,557	0.0001	—	5,041

Summary of Restricted Shares Activities
The following table sets forth the summary of restricted shares activities:

	Number of Restricted Shares Granted	Weighted-Average Grant Date Fair Value
	(in thousands)	US$
January 1, 2019	14,500	0.21
Awarded	10,428	0.26
Vested	—	—

Outstanding at December 31, 2019	24,928	0.23

January 1, 2020	24,928	0.23
Awarded	2,607	0.27
Forfeited	(7,821)	0.26
Vested	(9,857)	0.22

Outstanding at December 31, 2020	9,857	0.23

January 1, 2021	9,857	0.23
Awarded	—	—
Forfeited	—	—
Vested	(6,232)	0.24

Outstanding at December 31, 2021	3,625	0.21

	Number of Restricted Share Units Granted	Weighted-Average Grant Date Fair Value
	(in thousands)	(in thousands)
		US$
January 1, 2020	—	—
Awarded	9,611	0.22
Forfeited	(5,101)	0.24
Vested	—	—

Outstanding at December 31, 2020	4,510	0.20

January 1, 2021	4,510	0.20
Awarded	13,080	0.30
Forfeited	(2,308)	0.20
Vested	(3,018)	0.19

Outstanding at December 31, 2021	12,264	0.31